Aristotle Value Equity Fund
Summary Prospectus	April 1, 2024
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and Statement of Additional Information and other information about the Fund online at http://aristotlefunds.com. You may also obtain this information at no cost by calling 844-ARISTTL (844-274-7885) or by sending an e-mail request to funds@aristotlecap.com. The Fund’s Prospectus and Statement of Additional Information, both dated April 1, 2024, as each may be amended or supplemented, are incorporated by reference into this Summary Prospectus.

Investment Goal
Aristotle Value Equity Fund (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below. If these fees were included, the fees and expenses shown would be higher. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible Funds of the Trust. More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 32 in the Fund’s prospectus (the “Prospectus”) and in the appendix to the Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	I	R6	I-2
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (load) (as a percentage of the purchase price or redemption price, whichever is less)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	I	R6	I-2
Management Fee[1]	0.69%	0.69%	0.61%	0.69%
Distribution (12b-1) and/or Service Fee	0.25%	None	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.95%	0.70%	0.62%	0.70%
Less Fee Waiver[2]	0.00%	(0.01)%	(0.01)%	(0.01)%
Total Annual Fund Operating Expenses after Fee Waiver	0.95%	0.69%	0.61%	0.69%
1The Management Fee consists of an Advisory Fee and a Supervision and Administration Fee paid to Aristotle Investment Services, LLC. The Advisory Fee is borne by the Fund at the same annual rate for all share classes of 0.55% of the average net assets. The Supervision and Administration Fee is borne separately by each class at an annual rate of 0.14% for Class A, Class I, and Class I-2, and 0.06% for Class R6 of the average net assets of the class.
2Aristotle Investment Services, LLC has contractually agreed, through July 31, 2026, to waive its management fees to the extent that the Fund’s Total Annual Fund Operating Expenses exceed 0.61% for Class R6 and 0.69% for Class I and Class I-2. Aristotle Investment Services, LLC may not recoup these waivers in future periods.
Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated and redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares
at the end of each period.
Share Class
	A	I	R6	I-2
1 year	$518	$70	$62	$70
3 years	$715	$222	$196	$222
5 years	$928	$388	$344	$388
10 years	$1,542	$869	$772	$869

Your expenses (in dollars) if you DON’T SELL your shares
at the end of each period.
Share Class
	A	I	R6	I-2
1 year	$518	$70	$62	$70
3 years	$715	$222	$196	$222
5 years	$928	$388	$344	$388
10 years	$1,542	$869	$772	$869
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). As of December 31, 2023, the portfolio turnover rate of the Fund was 7% of the average value of its portfolio. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its assets in equity securities. The Fund’s investments in equity securities may include common stocks, depository receipts, and exchange-traded funds (“ETFs”) that invest primarily in equity securities. Depository receipts represent interests in foreign securities held on deposit by banks. ETFs are investment companies that invest in portfolios of securities designed to track particular market segments or indices, the shares of which are bought and sold on securities exchanges.
The Fund seeks to meet its investment goal by investing primarily in equity securities of domestic and foreign issuers that are listed on a U.S. exchange or that are otherwise publicly traded in the United States but may invest up to 20% of its total assets in American Depository Receipts and Global Depository Receipts (“ADRs” and “GDRs”, respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.
In selecting investments for the Fund, the sub-adviser employs a fundamental, bottom-up approach. The sub-adviser focuses on those companies that it believes have high-quality businesses that are undervalued by the market relative to what the sub-adviser believes to be their fair value. The sub-adviser seeks to identify high-quality businesses by focusing on companies with the following attributes: attractive business fundamentals; experienced, motivated company management; pricing power; sustainable competitive advantages; financial strength; and/or high or consistently improving market position, return on invested capital and operating margins.
The Fund is benchmarked to the Russell 1000® Value Index and the S&P 500® Index. However, the sub-adviser is not constrained by the composition of either index in selecting investments for the Fund.
Principal Risks
As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.
While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:
•Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably. An equity security’s market value may decline for a number of reasons that relate to particular issuer, such as management performance, financial leverage, reduced demand for the issuer’s products or services, or as a result of factors that affect the issuer’s industry or market more broadly, such as labor shortages, increased production costs, or competitive conditions within an industry.
•Value Companies Risk: Value companies are those that a portfolio manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.
•Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
•Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.
•Mid-Capitalization Companies Risk: Mid-capitalization companies may be subject to greater price volatility and may be more vulnerable to economic, market and industry changes than larger, more established companies.
•Foreign Investment Risk: The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions, political developments, and changes in the regulatory environments of foreign markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends.
•Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
•ETF Risk: Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. If the Fund has to sell shares of an ETF when the shares are trading at a discount, the Fund will receive a price that is less than the ETF’s net asset value per share. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track. An investment in an ETF is an investment in another investment company and therefore, the Fund’s shareholders will indirectly bear a proportionate share of any fees and expenses of the ETFs in which the Fund invests. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.
•Underlying Fund Risk: Because the Fund is available for investment by one or more “fund of funds” of the Trust and thus may have a significant percentage of its outstanding shares held by such fund of funds, a change in asset allocation by the fund of funds could result in large redemptions out of the Fund, causing the sale of securities in a short timeframe and potential increases in expenses to the Fund and its remaining shareholders, both of which could negatively impact performance.

Performance
The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The Fund performance shown below for periods prior to October 23, 2023 is the performance of Aristotle Value Equity Fund (the “Predecessor Fund”), a series of Investment Managers Series Trust, as a result of a reorganization of the Predecessor Fund into the Fund on October 23, 2023. The Predecessor Fund was managed by the same portfolio management team using investment policies, objectives, guidelines, and restrictions that were substantially similar to those of the Fund. Prior to the reorganization, the Fund had not yet commenced operations. The bar chart shows the performance of the Predecessor Fund’s Class I shares from inception through October 22, 2023 and the performance of the Fund’s Class I-2 shares from October 23, 2023 through December 31, 2023.
Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information may be obtained at our website: aristotlefunds.com, or by calling customer service at 844-ARISTTL (844-274-7885).

Calendar Year Total Returns (%)
Best and worst quarterly performance reflected within the bar chart: Q2 2020: 20.96%; Q1 2020: (23.87)%

Average Annual Total Returns (For the periods ended December 31, 2023)	1 year	5 years	Since Inception
Class I-2 (incepted August 31, 2016) (before taxes)	19.70%	13.94%	11.51%
Class I-2 (after taxes on distributions)	19.37%	13.58%	11.18%
Class I-2 (after taxes on distributions and sale of Fund shares)	11.90%	11.18%	9.34%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes) (based on August 31, 2016, inception date of the Predecessor Fund)	11.46%	10.91%	8.85%
S&P 500® Index (reflects no deductions for fees, expenses or taxes) (based on August 31, 2016, inception date of the Predecessor Fund)	26.29%	15.69%	13.35%
The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.
Management
Investment Adviser – Aristotle Investment Services, LLC
Sub-Adviser – Aristotle Capital Management, LLC. The persons jointly and primarily responsible for day-to-day management of the Fund are:

Portfolio Manager and Primary Title with Sub-Adviser	Experience with Fund and Predecessor Fund
Howard Gleicher, CFA, Chief Executive Officer and Chief Investment Officer	Since 2016
Gregory D. Padilla, CFA, Principal and Portfolio Manager	Since 2018
Purchase and Sale of Fund Shares
Once you have established an account, you may generally purchase or redeem (sell) shares of the Fund on any business day by mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701), overnight mail (Aristotle Funds, c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, 3rd Floor, Milwaukee, WI 53202), by telephone by calling customer services at 844-ARISTTL (844-274-7885) or by wire or electronic funds transfer. For accounts established through a broker-dealer or other financial intermediary, please contact your financial professional to purchase or redeem shares.
For Class A shares, the minimum initial investment is $1,000, and the minimum subsequent investment is $50. For Class I shares, the minimum initial investment is $500,000 for Institutional Investors, with no minimum for subsequent investments. Class I shares are only available to eligible investors. Class R6 shares generally have no minimum for initial or subsequent investments, except for certain institutional investors who purchase Class R6 shares directly with the Trust’s transfer agent for which the minimum initial investment is $1,000,000 with no minimum for subsequent investments. Class R6 shares are only available to eligible investors. No dealer compensation, marketing support payments, or sub-transfer agency fees are paid on Class R6 shares. There is no minimum initial or subsequent investment for Class I-2 shares, because they are generally only available to investors in fee-based advisory programs. Not all classes are available for direct investment for all Funds. Aristotle Funds Series Trust (the “Trust”) reserves the right to waive or change minimum investment amounts at its discretion. The Trust and Foreside Financial Services, LLC, the distributor, and principal underwriter for the Trust (the “Distributor”), reserve the right to reject any request to buy shares.
Purchase and sale orders for accounts held directly with the Trust are executed at the next net asset value (“NAV”), plus or minus any applicable sales charges, determined after the transfer agent of the Trust receives an order in proper form at its processing location in Milwaukee, WI. Purchase and sale orders for accounts held with a financial intermediary are executed at the next NAV, plus or minus any applicable sales charges, determined after the order is received by the financial intermediary in proper form.

Tax Information
The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement such as a 401(k) plan or an individual retirement account, distributions from which may be taxable upon withdrawal.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as through a “fund supermarket” where a variety of mutual funds from different fund families are offered through your broker-dealer or other financial intermediary), the Trust and its related companies may pay the broker-dealer or other financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your financial professional or visit your financial intermediary’s website for more information.
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